Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 250,626	€ 185,433	€ 131,997
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	112,033	110,993	85,726
Personnel costs	49,616	18,455	8,048
Consulting and professional fees	12,791	12,581	6,561
Intellectual property fees	1,025	1,741	1,645
Other research and development expenses	2,297	2,761	1,196
Operating expenses	€ 177,761	€ 146,532	€ 103,176